THRUST ENERGY CORP.
                                                         807-1050 Burrard Street
                                                     Vancouver, British Columbia
                                                                         V6Z 2S3
                                                             Tel: (604) 319-0488
                                                             Fax: (604) 687-3253

                                                                  March 13, 2006


VIA  EDGAR  AND  COURIER

Larry  Spirgel
Assistant  Director
Securities  and  Exchange  Commission
Division  of  Corporation  Finance
450  Fifth  Street,  N.W.
Washington,  D.C.  20549

     Re:     THRUST  ENERGY  CORP.
             FORM  SB-2
             FILED  JANUARY  9,  2006
             COMMISSION  FILE  NO.  333-130922

Dear  Mr.  Spirgel:

     In connection with the above-captioned filing, we are filing with the Commission, via Edgar, the following documents relating to the registration of Common Stock:

     A.     Pre-Effective  Amendment No. 1 to our Registration Statement on Form
SB-2  (the  "Registration  Statement");  and

     B. Four copies of the Registration Statement, marked to indicate the changes to the Registration Statement made by Pre-Effective Amendment No. 1.

     The Registration Statement has been amended to respond to the Staff's letter of non-accounting and accounting comments dated February 2, 2006. Our responses to the Staff's comments are set forth below in the following paragraphs numbered to correspond to the comments in the Staff's letter. Any capitalized terms used in this letter shall have the meanings ascribed to them in the Registration Statement.

FORM  SB-2

General

1. In response to the Staff's comment, we have updated our financial statements (pages F-2 through F-9 of the Registration Statement).

Prospectus  Summary,  page  3

2. In response to the Staff's comment, we have revised the Prospectus Summary (page 3) except as follows:

     We have not made any revisions in response to the Staff's third bulleted point. We have been unable to find any disclosure in the prospectus that we will not be able to generate revenue until we raise additional funds and that even if the maximum number of securities is sold, our business may fail because significant additional funds are required. We respectfully submit that any such disclosure would be erroneous.

     It is true that additional funds are required only with respect to drilling wells. But, we expect to earn sufficient revenue from the planned acquisition of non-operating interests in producing and exploration properties to continue operations. With respect to our operating interests, such as the La Vaca Prospect, if we are unable to finance the drilling of a well, we have several options, as disclosed. In a worst case scenario, if we are unable to finance a well, we will be forced to abandon the property. Still, given our strategy of acquiring oil and gas interests diversified between producing and exploration non-operating interests and operating interests, even if we are forced to abandon our operating exploration interests, we do not anticipate our business failing.

     We also respectfully point out that fifth paragraph of the Prospectus Summary already discloses that we will not use the proceeds from this Offering to drill a test well.

Risk  Factors,  page  5

Since  we  have  only  recently  commenced  business  operations,  page  5

3. In response to the Staff's comment, we have revised the risk factor and combined it with the following risk factor (page 5).

We  have  suffered  operating  losses  since  inception,  page  5

4. In response to the Staff's comment, we have revised the risk factor and combined it with the previous risk factor (page 5).

Since  our  management has nominal experience in oil and gas operations, page 9

5.     In response to the Staff's comment, we have revised the risk factor (page
9).

6. In response to the Staff's comment, we have added the appropriate risk factor (page 10).

Use  of  Proceeds,  page  11

7.     In  response to the Staff's comment, we have revised the table (page 12).

Determination  of  Offering  Price,  page  12

8. In response to the Staff's comment, we have revised the referenced risk factor to reflect the fact that the offering price was arbitrarily determined by us (page 10).

Dilution,  page  12

9. In response to the Staff's comment, we have revised the first paragraph of the section to more clearly state that investor will pay a price per share that substantially exceeds the value of our assets after subtracting our liabilities (page 13).

10. In response to the Staff's comment, we have added risk factor treatment with respect to dilution (page 10).

11. In response to the Staff's comment, we have revised the first table of the section to disclose the amount of proceeds and the number of shares sold for each column in the table (page 12).

12. In response to the Staff's comment, we have revised the section throughout to provide dilution disclosure as of the most recent practicable date, being the end of our most recent fiscal quarter (November 30, 2005).

Market  for  Common  Equity  and  Related  Stockholder  Matters,  page  13

13. In response to the Staff's comment, we have revised the section accordingly (page 14).

Description  of  Business,  page  13

14. In response to the Staff's comment, we respectfully advise that we will seek a title opinion on the La Vaca Prospect because we believe it to be prudent for a public company to obtain such an opinion prior to spending $500,000 on a drilling program. We did not obtain a title opinion prior to acquiring our working interest because the cost of such an opinion was prohibitive. Instead, we relied on customary industry practices, which was sufficient for the amount invested. We respectfully draw the Staff's attention to the penultimate paragraph of the Strategy section ("As is customary in the oil and gas industry"), which outlines our protocol for title examination (page 16). We also respectfully advise the Staff that we have given risk factor treatment to title deficiencies (page 7).

15. In response to the Staff's comment, we have made numerous revisions throughout the section (pages 14-18).

16.     In  response  to  the Staff's comment, we have revised the section (page
19)  and  added  a  risk  factor  (page  6).

17. In response to the Staff's comment, we have added a paragraph to the Current Projects section (pages 16-17).

18. In response to the Staff's comment, we have revised the second paragraph of the Strategy section (page 15).

19. In response to the Staff's comment, we have revised the Current Projects section (page 17).

Current  Projects,  page  16

20. In response to the Staff's comment, we have added a small-scale map showing the location and access to our property (page 17). Due to the fact that we file in ASCII format, the map has been filed as a graphic with the registration statement. A copy of the map is reproduced in the enclosed courtesy copies of the registration statement.

Competition,  page  17

21. In response to the Staff's comment, we have revised the Competition subsection (page 19).

Management's  Discussion  and  Analysis  and  Plan  of  Operations,  page  18

22. In response to the Staff's comment, we have revised the second paragraph of the section (page 20).

23. In response to the Staff's comment, we have revised the section to provide further disclosure concerning the anticipated financing (page 21).

Plan  of  Operation,  page  18

24. In response to the Staff's comment, we respectfully seek further clarification. We refer the Staff to the second paragraph of the section ("We intend to use $50,000 of the proceeds). We respectfully submit that this paragraph clearly states that we intend to spend $50,000 to acquire a non-operating interest in a producing project within nine months of completing the Offering. We go on to state that there is no assurance that we will be able to find such an interest. If we cannot find such an interest within the nine month period, then we will use the proceeds earmarked for a producing property to acquire a non-operating interest in an exploration property. We advise that we have revise the wording of the final sentence of the paragraph to clear up any potential confusion concerning the nine month period (page 21).

Directors,  Executive  Officers,  Promoters  and  Control  Persons,  page  20

25. In response to the Staff's comment, we have revised the section by adding a paragraph stating that we do not anticipate any conflicts of interest (page 23).

Involvement  in  Certain  Legal  Proceedings,  page  21

26. In response to the Staff's comment, we have removed the qualification (page 23).

Plan  of  Distribution,  page  23

Terms  of  Sale  of  the  Shares,  page  25

27. In response to the Staff's comment, we have revised the first paragraph of the section to state that once a subscription is accepted, it is irrevocable and cannot be withdrawn by the subscriber (page 27).

28. In response to the Staff's comment, we advise that to the best of our knowledge we have not stated that the offering may be terminated at our discretion (unless we have failed to sell the minimum number of offered shares). We have, however, revised our disclosure in the second paragraph of the section to state that we may cease our selling efforts at any time for any reason whatsoever (page 27).

29. In response to the Staff's comment, we have added a third paragraph to the section, setting out the effect of changes in the material terms of the Offering (page 27).

Financial  Statements

Statement  of  Stockholders  Equity,  F-4

30. In response to the Staff's comment, we have made the appropriate revision to the financial statements and recorded the below par issuance as an offset to common stock.

Notes  to  Financial  Statements

Note  2  -  Significant  Accounting  Policies

Oil  and  Gas  Activities,  page  F-8

31. In response to the Staff's comment, we have made the appropriate revisions.

Part  II  -  Information  not  Required  in  Prospectus,  page  II-1

Item  26.  Recent  Sale  of  Unregistered  Securities,  page  II-3

32. In response to the Staff's comment, we have revised the financial statements and reclassified the exploratory dry hole cost to the operating activities. (page II-3 of the Registration Statement).

Item  28.  Undertakings,  page  II-4

33. In response to the Staff's comment, we have revised the section to provide the required undertakings (pages II-4 through II-5 of the Registration Statement).

Signatures

34. In response to the Staff's comment, we have revised the jurat (page II-5 of the Registration Statement).


     Should the Staff need additional information or have questions concerning our response, please do not hesitate to contact us.

Yours  very  truly,



/s/ Thomas Mills
Thomas  Mills
President  &  CEO

Enclosures